Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Amortization Of Intangible Assets Disclosure [Abstract]
Impairment loss on intangible assets	$ 760,000	4,620,000	0	8,040,000
Amortization expense of intangible assets	$ 156,904,000	949,850,000	234,001,000	65,673,000